Commissions and banking fees (Tables)	12 Months Ended
Dec. 31, 2022
Commissions And Banking Fees
Schedule of Commissions and Banking fees

	01/01 to 12/31/2022	01/01 to 12/31/2021	01/01 to 12/31/2020
Credit and debit cards	19,989	16,051	13,813
Current account services	7,528	7,803	8,002
Asset management	7,684	7,177	6,951
Funds	6,764	6,545	6,316
Consortia	920	632	635
Credit operations and financial guarantees provided	2,539	2,511	2,298
Credit operations	1,185	1,307	964
Financial guarantees provided	1,354	1,204	1,334
Collection services	1,971	2,020	1,897
Advisory services and brokerage	3,348	3,579	2,891
Custody services	617	605	573
Other	2,702	2,578	2,132
Total	46,378	42,324	38,557